Note 12 - Related party balances and transactions: Schedule of related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of related party transactions

Revenue from related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2024	2023	2022

Tungray (Kunshan) Industrial Automation Co., Ltd.	Sales of products	$8,581	$231,209	$-
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd.	Sales of products	-	26,245	-
FDT (Qingdao) Intellectual Technology Co., Ltd.	Sales of products	30,761	4,602	66,096
Kunshan Tungray Intelligent Technology Co., Ltd.	Sales of products	-	57,490	-
Kunshan Tongri Intelligent Manufacturing Technology Research Institute Co., Ltd	Sales of products	-	-	1,093
Total		$39,342	$319,546	$67,189

Purchase from related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2024	2023	2022
FDT (Qingdao) Intellectual Technology Co., Ltd.	Products and services purchase	$12,298	$961,525	$41,566
Tungray (Kunshan) Industrial Automation Co., Ltd.	Products and services purchase	12,993	-	-
Total		$25,291	$961,525	$41,566

Non-operating income- related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2024	2023	2022
Qingdao Tungray Biology Technology Co., Ltd	Lease income	$19,762	$19,126	$25,129

Rental expenses- related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2024	2023	2022
Qingdao Tungray Technology Development Co., Ltd	Lease expense	$59,963	$66,476	$51,219
Jingan Tang	Lease expense	71,255	72,411	63,841
Total		$131,218	$138,887	$115,060